Form N-1A Cover	Jul. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Capital Group Global Equity ETF
Entity Central Index Key	0002008374
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Prospectus Date	Aug. 01, 2026